SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 3,713	$ 4,190
Less: accumulated depreciation	(3,264)	(3,261)
Less: provision for impairment		(226)
Property and equipment, net	449	703
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	48	40
Factory Improvement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	760	745
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	587	581
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	22	22
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,208	1,724
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	983	974
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 105	$ 104